    As filed with the Securities and Exchange Commission on October 26, 1995
                                                 1933 Act File No.  33-74668
                                                 1940 Act File No.  811-8326

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 5

                          MFS VARIABLE INSURANCE TRUST
             (Exact name of registrant as specified in its charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
          Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b)
|_| on [DATE] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on March 1, 1995 pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of its Shares of Beneficial Interest, without par value, under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice for its first fiscal year ended December 31, 1994 on February 28, 1995.

                                     PART C


Item 24. Financial Statements and Exhibits

         MFS World Governments Series

         (a) Financial Statements Included in Part A
               For the period from commencement of investment operations on June 10, 1994 to December 31, 1994:

                 Financial Highlights*

             Included in Part B of this Registration Statement:

               At December 31, 1994:
                 Portfolio of Investments*
                 Statement of Assets and Liabilities*

               For the period from commencement of investment operations on June 10, 1994 to December 31, 1994:
                 Statement of Operations*
                 Statement of Changes in Net Assets*

         All Series Except World Government Series

         (b) Financial Statements Included in Part A
               None

             Included in Part B of this Registration Statement:

               At December 31, 1994:

                 Statement of Assets and Liabilities**
                 Opinion of Independent Auditors**
------------------------
* Incorporated by reference to the MFS World Governments Series Annual Report to Shareholders dated December 31, 1994 filed with the SEC via EDGAR on February 20, 1995.
**Incorporated by reference to Part B of the Registrant's Post-Effective
  Amendment No. 3 filed with the SEC via EDGAR on April 23, 1995.

         (b) Exhibits

             1 (a) Declaration of Trust, dated January 28, 1994; filed herewith.

               (b) Amendment to Declaration of Trust - Designation of Series of
                   Shares dated January 31, 1994; filed herewith.

               (c) Amendment to Declaration of Trust - Redesignation of Series,
                   dated June 1, 1995; filed herewith.

             2     By-Laws, dated January 28, 1994; filed herewith.

             3     Not Applicable.

             4     Not Applicable.

             5 Investment Advisory Agreement by and between Registrant and Massachusetts Financial Services Company, dated April 14, 1994; filed herewith.

             6 Distribution Agreement between Registrant and Massachusetts Investors Services, Inc., dated April 14, 1994; filed herewith.

             7     Not Applicable.

             8 Custodian Agreement between Registrant and Investors Bank & Trust Company, dated April 14, 1994; filed herewith.

             9 (a) Shareholder Servicing Agent Agreement between Registrant and
                   MFS Service Center, dated April 14, 1994; filed herewith.

               (b) Dividend Disbursing Agency Agreement between Registrant and
                   State Street Bank and Trust, dated April 14, 1994; filed herewith.

            10 Opinion and Consent of Counsel filed with Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1994 on February 28, 1995. (2)

            11     Consent of Deloitte & Touche.  (2)

            12     Not Applicable.

            13     Investment Representation Letter; filed herewith.

            14     Not Applicable.

            15     Not Applicable.

            16 Schedule of Computation for Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return and Standardized Yield. (1)

            17     Financial Data Schedule.  (2)

            18     Not Applicable.

                   Power of Attorney dated August 12, 1994; filed herewith.
----------------------------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the SEC via EDGAR on April 23, 1995.

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

         MFS Emerging Growth Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                 10
            (without par value)              (as of August 31, 1995)

         MFS Growth Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  3
            (without par value)              (as of August 31, 1995)

         MFS Research Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  6
            (without par value)              (as of August 31, 1995)

         MFS Growth With Income Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  3
            (without par value)              (as of August 31, 1995)

         MFS Total Return Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                 10
            (without par value)              (as of August 31, 1995)

         MFS Utilities Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                 10
            (without par value)              (as of August 31, 1995)

         MFS High Income Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  5
            (without par value)              (as of August 31, 1995)

         MFS World Governments Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                 15
            (without par value)              (as of August 31, 1995)

         MFS Strategic Fixed Income Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  3
            (without par value)              (as of August 31, 1995)

         MFS Bond Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  4
            (without par value)              (as of August 31, 1995)

         MFS Limited Maturity Series

               (1)                                    (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  3
            (without par value)              (as of August 31, 1995)

         MFS Money Market Series

              (1)                                     (2)
         Title of Class                      Number of Record Holders

         Shares of Beneficial Interest                  6
           (without par value)               (as of August 31, 1995)

Item 27. Indemnification

         Reference is hereby made to (a) Section 5.3 of the Registrant's Declaration of Trust, filed herewith; and (b) Section 9 of the Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc., filed herewith.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured as of the effective date of this Registration Statement under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 28. Business and Other Connections of Investment Adviser

         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has three series: MFS Managed Sectors Fund, MFS Cash Reserve Fund and MFS World Asset Allocation Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign and Colonial International Growth Fund and MFS/Foreign and Colonial International Growth & Income Fund), and MFS Municipal Series Trust (which has 19 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-International Government Fund and MFS International Funds-Charter Income
Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund and MFS Meridian U.S. Equity Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

         Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

         MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold
D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, James E. Russell is a Senior Vice President and the Treasurer, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Joseph W. Dello Russo is a Senior Vice President and Chief Financial Officer, Robert T. Burns is a Vice President and an Assistant Secretary of MFS, and Mary Kay Doherty is a Vice President and Assistant Treasurer.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice

Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust III

         A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VII

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VIII

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Series Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Union Standard Trust
         MFS Institutional Trust

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Income Trust

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Special Value Trust

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Patricia A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         SGVAF

         W. Thomas London is the Treasurer.

         MIL

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and James E. Russell is the Assistant Treasurer.

         MIL-UK

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, Joseph W. Dello Russo is the Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Fund

         A. Keith Brodkin is the Chairman, President and a Director, Richard
B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

         MFS Meridian Fund

         A. Keith Brodkin is the Chairman, President and a Director, Richard
B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey
L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James
O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

         MFD

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and James E. Russell is the Assistant Treasurer.

         CIAI

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSC

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         AMI

         A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         A. Keith Brodkin              Director, Sun Life Assurance Company of
                                         Canada (U.S.), One Sun Life Executive
                                         Park, Wellesley Hills, Massachusetts
                                       Director, Sun Life Insurance and Annuity
                                         Company of New York, 67 Broad Street,
                                         New York, New York

         John R. Gardner               President and a Director, Sun Life
                                         Assurance Company of Canada, Sun Life
                                         Centre, 150 King Street West, Toronto,
                                         Ontario, Canada (Mr. Gardner is also an
                                         officer and/or Director of various
                                         subsidiaries and affiliates of Sun
                                         Life)

         John D. McNeil                Chairman, Sun Life Assurance Company of
                                         Canada, Sun Life Centre, 150 King
                                         Street West, Toronto, Ontario, Canada
                                         (Mr. McNeil is also an officer and/or
                                         Director of various subsidiaries and
                                         affiliates of Sun Life)

         Joseph W. Dello Russo         Director of Mutual Fund Operations, The
                                         Boston Company, Exchange Place, Boston,
                                         Massachusetts (until August, 1994)

Item 29. Distributors

         (a) Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

Item 30. Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                       NAME                             ADDRESS

         Massachusetts Financial Services         500 Boylston Street
           Company (investment adviser)           Boston, MA  02116

         MFS Fund Distributors, Inc.              500 Boylston Street
           (distributor)                          Boston, MA  02116

         Investors Bank & Trust                   89 South Street
           Company (custodian)                    Boston, MA  02111

         MFS Service Center, Inc.                 500 Boylston Street
           (transfer agent)                       Boston, MA  02116

         The Registrant's corporate documents are kept by the Registrant at its offices. Portfolio brokerage orders, other purchase orders, reasons for brokerage allocation and lists of persons authorized to transact business for the Registrant are kept by Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Shareholder account records are kept by MFS Service Center, Inc. at 500 Boylston Street, Boston, Massachusetts 02116. Transaction journals, receipts for the acceptance and delivery of securities and cash, ledgers and trial balances are kept by Investors Bank & Trust Company, 89 South Street, Boston, MA 02111.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar  as  indemnification   for  liability  arising  under  the
Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of October, 1995.


                                       MFS VARIABLE INSURANCE TRUST


                                       By:     JAMES R. BORDEWICK, JR.
                                       Name:   James R. Bordewick, Jr.
                                       Title:  Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 20, 1995.


     SIGNATURE                                       TITLE


A. KEITH BRODKIN*                      Chairman, President (Principal
A. Keith Brodkin                         Executive Officer) and Trustee


W. THOMAS LONDON*                      Treasurer (Principal Financial Officer
W. Thomas London                         and Principal Accounting Officer)


WILLIAM R. GUTOW*                      Trustee
William R. Gutow

NELSON J. DARLING, JR.*                Trustee
Nelson J. Darling, Jr.



                                       *By:    JAMES R. BORDEWICK, JR.
                                      Name:    James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant
                                       to a Power of Attorney dated
                                       August 12, 1994; filed herewith.

                               POWER OF ATTORNEY

                          MFS Variable Insurance Trust


         The undersigned, Trustees and officers of MFS Variable Insurance Trust (the "Registrant"), hereby severally constitute and appoint A. Keith Brodkin, W. Thomas London, Stephen E. Cavan and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         In WITNESS WHEREOF, the undersigned have hereunto set their hand on this 12th day of August, 1994.


  Signatures                                      Title(s)



A. KEITH BRODKIN                       Chairman of the Board; Trustee;
A. Keith Brodkin                         and Principal Executive Officer


NELSON J. DARLING, JR.                 Trustee
Nelson J. Darling, Jr.


WILLIAM R. GUTOW                       Trustee
William R. Gutow


W. THOMAS LONDON                       Principal Financial and
W. Thomas London                         Accounting Officer

                               INDEX TO EXHIBITS


EXHIBIT NO.                         DESCRIPTION OF EXHIBIT

 1  (a)             Declaration of Trust, dated January 28, 1994.

    (b)             Amendment to Declaration of Trust - Designation of Series
                      of Shares dated January 31, 1994.

    (c)             Amendment to Declaration of Trust - Redesignation of Series,
                      dated June 1, 1995.

 2                  By-Laws, dated January 28, 1994.

 5                  Investment Advisory Agreement by and between Registrant and
                      Massachusetts Financial Services Company, dated April 14, 1994.

 6                  Distribution Agreement between Registrant and Massachusetts
                      Investors Services, Inc., dated April 14, 1994.

 8                  Custodian Agreement between Registrant and Investors Bank &
                      Trust Company, dated April 14, 1994.

 9  (a)             Shareholder Servicing Agent Agreement between Registrant and
                      MFS Service Center, dated April 14, 1994.

    (b)             Dividend Disbursing Agency Agreement between Registrant and
                      State Street Bank and Trust, dated April 14, 1994.

13                  Investment Representation Letter.